Subsequent Events - Additional Information (Detail) In Millions, except Share data, unless otherwise specified		1 Months Ended			0 Months Ended			1 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended		12 Months Ended
	Nov. 30, 2013 AUD	Feb. 28, 2015 Share Capital [Member] Ivanhoe Mines Ltd. [Member] Subsequent Event [Member] CAD	Jul. 29, 2014 SouthGobi Resources Ltd. [Member] CAD	Feb. 24, 2015 SouthGobi Resources Ltd. [Member] Subsequent Event [Member] CAD	Dec. 31, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member]	Dec. 02, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member]	Jul. 29, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member]	Dec. 31, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member]	Jul. 29, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member] CAD	Dec. 31, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member] Put Option [Member]	Dec. 03, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member] Private Placement [Member]	Dec. 31, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member] Private Placement [Member] Put Option [Member]	Feb. 24, 2015 SouthGobi Resources Ltd. [Member] Share Capital [Member] Subsequent Event [Member]	Feb. 24, 2015 SouthGobi Resources Ltd. [Member] Share Capital [Member] Subsequent Event [Member] CAD	Mar. 03, 2015 SouthGobi Resources Ltd. [Member] Share Capital [Member] Subsequent Event [Member] Private Placement [Member] Put Option [Member] USD ($)	Feb. 24, 2015 SouthGobi Resources Ltd. [Member] Share Capital [Member] Minimum [Member] Subsequent Event [Member] Put Option [Member]	Dec. 31, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member] Maximum [Member]	Dec. 31, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member] Maximum [Member] Put Option [Member]
Subsequent Event [Line Items]
Number of common shares sold		22,900,000			56,102,000		56,102,000				24,360,773		48,700,000		10,100,000
Sale of common shares price per share	0.22								0.455					0.35
Consideration received in cash			12.8	8.5
Consideration receivable from purchaser on first anniversary of closing			12.8	8.5
Sale and purchase agreement closing date						Apr. 30, 2015				Apr. 30, 2015							Mar. 31, 2015	Sep. 30, 2015
Percentage of holding shares								47.90%			47.90%					29.99%
Number of mandatory convertible units															21,800,000
Mandatory convertible units description												The mandatory convertible units automatically convert into SouthGobi common shares on a one-for-one basis upon the earlier of the termination or closing of transaction under the share purchase agreement.
Common shares consideration value		16.1													$ 3.5
Number of additional common shares agreed to sell															11,600,000
Common shares weighted average price		0.71